Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2012	2013
	RMB	RMB	US$
Office furniture and equipment	5,939	9,792	1,618
Office computer equipment	12,534	22,538	3,722
Servers and network equipment	24,993	39,473	6,520
Software	6,667	9,612	1,588
Leasehold improvements	9,221	13,620	2,250

Total	59,354	95,035	15,698
Accumulated depreciation	(27,056)	(49,345)	(8,151)

Property and equipment, net	32,298	45,690	7,547